Employee Benefit Plans	6 Months Ended
Jun. 30, 2014
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 9 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

The following are the components of net periodic pension expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Service cost	$0.2	$0.2	$0.4	$0.4
Interest cost	3.2	3.0	6.5	5.9
Expected return on plan assets	(3.7)	(4.0)	(7.5)	(8.0)
Amortization of prior service costs and unrecognized loss	—	0.9	—	1.9
Curtailment and settlement gains recognized	—	(0.3)	—	(0.3)

	$(0.3)	$(0.2)	$(0.6)	$(0.1)

Other Post-retirement Benefits

The following are the components of net periodic other post-retirement expense (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Service cost	$0.1	$0.1	$0.2	$0.2
Interest cost	0.1	0.2	0.3	0.3
Amortization of prior service costs and unrecognized loss	0.1	0.1	0.1	0.2

	$0.3	$0.4	$0.6	$0.7